LEASES	12 Months Ended
Mar. 31, 2024
Lessee Disclosure [Abstract]
LEASES

8. LEASES

(a)	Finance leases

The finance lease mainly consists of tipper trucks and machinery and equipment. The total finance lease liability balance as of March 31, 2023 and 2024 amounted to USD3,116,259 and USD3,384,455 respectively. The ROU – finance lease with carrying amount of approximately USD115,385 was disposed during the year ended March 31, 2024 and the disposal loss recognized as USD197.

(b)	Operating leases

The Company leases office spaces for varying periods in Hong Kong. As the majority of the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. Short-term leases, defined as leases with initial term of 12 months or less, are not reflected on the Consolidated Balance Sheets. The most significant assets in the Company’s leasing portfolio relate to office. For purposes of calculating lease liabilities for such leases, the Company have combined lease and non-lease components.

The components of lease expenses are as follows:

	For the year ended March 31,
	2023	2024
	USD	USD

Operating lease expense	21,263	52,432
Finance lease expense
Amortization of right-of-use assets	1,003,668	1,300,302
Interest on lease liabilities	175,885	171,339
Total finance lease expense	1,179,553	1,471,641

The components of finance lease are as follows:

	For the year ended March 31,
	2023	2024
	USD	USD

Finance lease
Right-of-use assets, costs	5,758,989	7,528,894
Accumulated amortization	(1,502,807)	(2,764,648)
Right-of-use assets, net	4,256,182	4,764,246

Other information about the Company’s leases is as follows:

	As of March 31,
	2023	2024
	USD	USD
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	21,795	30,692
Operating cash flows used in finance leases	175,885	171,339
Financing cash flows used in finance leases	1,374,888	1,553,954
Right-of-use assets obtained in exchange for new operating lease liabilities	65,667	90,342
Right-of-use assets obtained in exchange for new finance lease liabilities	2,153,607	1,767,504
Weighted-average remaining lease term-operating	1.41 years	1.44 year
Weighted-average remaining lease term-finance	3.17 years	3.18 years
Weighted average discount rate-operating	4.0%	4.0%
Weighted average discount rate-finance	5.45%	6.22%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2023:

	Operating leases	Finance leases	Total
	USD	USD	USD

Year ending March 31,
2024	34,462	1,444,834	1,479,296
2025	13,090	783,110	796,200
2026	-	652,262	652,262
2027	-	391,328	391,328
2028 and thereafter	-	94,746	94,746
Total undiscounted lease payments	47,552	3,366,280	3,413,832
Less: imputed interest	(1,387)	(250,021)	(251,408)
Lease liabilities recognized in the Consolidated Balance Sheet	46,165	3,116,259	3,162,424

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2024:

	Operating leases	Finance leases	Total
	USD	USD	USD

Year ending March 31,
2025	83,553	1,387,011	1,470,564
2026	27,462	1,078,815	1,106,277
2027	-	847,067	847,067
2028	-	307,453	307,453
2029 and thereafter	-	124,923	124,923
Total undiscounted lease payments	111,015	3,745,269	3,856,284
Less: imputed interest	(3,958)	(360,814)	(364,772)
Lease liabilities recognized in the Consolidated Balance Sheet	107,057	3,384,455	3,491,512